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                                                        OMB Number: 3235-0570

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number                 811-21048
                                   ---------------------------------------------


                       AIM Select Real Estate Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


     Robert H. Graham   11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:     12/31
                         --------------

Date of reporting period:   06/30/05
                          -------------
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Item 1. Reports to Stockholders.

                                              AIM SELECT REAL ESTATE INCOME FUND
                                Semiannual Report to Shareholders o June 30,2005


                                                               SEMIANNUAL REPORT
                                    AIM SELECT REAL ESTATE INCOME FUND'S primary
                         investment objective is high current income; the Fund's secondary investment objective is capital appreciation.



[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

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o Unless otherwise stated, information presented in this report is as of June 30, 2005, and is based on net assets attributable to common shares plus assets attributable to outstanding preferred shares.

GENERAL INFORMATION                          investments, including investments            amount payable by the Fund under the
                                             purchased with the proceeds of the            interest rate hedging transaction),
o AIM Select Real Estate Income Fund         issuance of Fund preferred shares or          which could result in a decline in the
performance figures are historical, and      borrowing, are borne entirely by the          NAV of the common shares.
they reflect fund expenses, the              common shareholders. Common share income
reinvestment of distributions (if any)       may fall if the dividend rate on Fund         o The Fund may invest up to 20% of its
and changes in net asset value (NAV) or      preferred shares or the interest rate on      total assets in securities of
market price, as applicable.                 any borrowings rises and will fluctuate       below-investment grade quality,
                                             as the dividend rate on Fund preferred        including non-investment grade
PRINCIPAL RISKS OF INVESTING IN THE FUND     shares or the interest on any borrowings      securities commonly referred to as "junk
                                             varies.                                       bonds." Securities of below-investment
o The performance of the Fund will be                                                      grade quality are regarded as having
closely linked to the performance of the     o REITs tend to be small- to                  predominantly speculative
real estate markets. Property values may     medium-sized companies. REIT shares,          characteristics with respect to capacity
fall due to declining rents or               like other smaller company shares, can        to pay interest and repay principal.
increasing vacancies resulting from          be more volatile than and perform
economic, legal, cultural, or                differently from larger-company shares.       o The Fund's Declaration of Trust and
technological developments. The Fund         There may be less trading in a smaller        Bylaws include provisions that could
invests substantial assets in Real           company's shares, which means that buy        limit the ability of other entities or
Estate Investment Trusts (REITs). REIT       and sell transactions in those shares         persons to acquire control of the Fund
prices may drop because of poor              could have a larger impact on the             or convert the Fund to open-end status.
management or because borrowers fail to      share's prices than is the case with          These provisions could have the effect
pay their loans. Many REITs use leverage     larger-company shares.                        of depriving the common shareholders of
(and some may be highly leveraged),                                                        opportunities to sell their common
which increases investment risk and          o The Fund is classified as                   shares at a premium over the
could adversely affect a REIT's              "non-diversified" under the Investment        then-current market prices of the common
operation and market value in periods of     Company Act of 1940. It can invest a          shares.
rising interest rates in addition to the     greater portion of its assets in
risks normally associated with debt          obligations of a single issuer than a         o An investment in the Fund is subject
financing. Financial covenants related       "diversified" fund. As a result, the          to investment risk, including the
to REIT leveraging may affect the            Fund can be more susceptible than a more      possible loss of the entire principal
ability of REITs to operate effectively.     widely diversified fund to any single         amount that you invest. Your common
Real estate risks can arise if a             corporate, economic, political or             shares at any point in time may be worth
portfolio company fails to carry             regulator occurrence.                         less than what you invested, even after
adequate insurance or if a portfolio                                                       taking into account the reinvestment of
company becomes liable for removal or        o The prices of foreign securities may        Fund dividends and distributions. The
other costs related to environmental         be affected by factors not present with       value of the Fund's portfolio securities
contamination. Investing in REITs            securities traded in the U.S. markets,        may move up or down, sometimes rapidly
presents risks not associated with           including currency exchange rates,            and unpredictably.
investing in stocks.                         political and economic conditions, less
                                             stringent regulation and higher               o Investing in a single-sector mutual
o The Fund has the ability to use            volatility. As a result, many foreign         fund involves greater risk and potential
leverage through the issuance of             securities may be less liquid and more        reward than investing in a more
preferred shares, commercial paper or        volatile than U.S. securities.                diversified fund. Due to significant
notes, and/or borrowing in an aggregate                                                    market volatility, results of an
amount of up to 30% of the Fund's total      o If the Fund enters into interest rate       investment made today may differ
assets after such issuance and/or            swaps, interest rate caps, or options or      substantially from the historical
borrowing. It currently issues preferred     futures transactions, a decline in            performance shown. Call your financial
shares. The use of leverage by the Fund      interest rates can result in a decline        advisor for more current information.
can result in greater volatility of the      in the net amount receivable by the Fund
NAV and market price of the fund's           under the interest rate hedging
common shares because changes in the         transaction (or increase the net
value of the Fund's portfolio


NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE


AIMinvestments.com

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                                                                                           ========================================
ABOUT INDEXES USED IN THIS REPORT            o The Fund's Annual CEO Certification of
                                             Compliance regarding the Fund's               NOTICE IS HEREBY GIVEN THAT THE FUND MAY
o The unmanaged Standard & Poor's            compliance with NYSE corporate                IN THE FUTURE PURCHASE ITS COMMON SHARES
Composite Index of 500 Stocks (the S&P       governance listing standards was filed        OR ITS AUCTION RATE PREFERRED SHARES
500--Registered Trademark-- Index) is an     with the NYSE on June 17, 2005.               FROM TIME TO TIME, AT SUCH TIME, AND IN
index of common stocks frequently used                                                     SUCH AMOUNTS, AS MAY BE DEEMED
as a general measure of U.S. stock           o The certifications of the Fund's            ADVANTAGEOUS TO THE FUND. NOTHING HEREIN
market performance.                          principal executive officer and               SHALL BE CONSIDERED A COMMITMENT TO
                                             principal financial officer, as required      PURCHASE SUCH SHARES.
o The unmanaged MSCI US REIT INDEX,          by Section 302 of the Sarbanes-Oxley Act
formerly known as the Morgan Stanley         of 2002, are filed with Securities and        ========================================
REIT Index, is a total-return index          Exchange Commission (SEC) with the
composed of the most actively traded         Fund's Form N-CSR for the period covered      The Fund provides a complete list of its
real estate investment trusts and is         by this Semiannual Report to                  holdings four times in each fiscal year,
designed to be a measure of real estate      Shareholders. The Fund's Form N-CSR for       at the quarter-ends. For the second and
equity performance. The index was            the period covered by this Semiannual         fourth quarters, the lists appear in the
developed with a base value of 200 as of     Report to Shareholders will be posted on      Fund's semiannual and annual reports to
December 31, 1994.                           the SEC's Web site, www.sec.gov, within       shareholders. For the first and third
                                             10 days after this Report is first sent       quarters, the Fund files the lists with
o The unmanaged LIPPER SECTOR EQUITY         to shareholders.                              the Securities and Exchange Commission
FUND CATEGORY AVERAGE (Closed end Funds)                                                   (SEC) on Form N-Q. The most recent list
represents an average of all the             o Additional Compensation to Certain          of portfolio holdings is available at
closed-end sector equity funds tracked       Broker-Dealers. Pursuant to an                AIMinvestments.com. From our home page,
by Lipper, Inc., an independent mutual       agreement entered into on May 28, 2002        click on Products & Performance, then
fund performance monitor.                    at the time of the initial offering of        Mutual Funds, then Fund Overview. Select
                                             the Fund's common shares, the Fund's          your Fund from the drop-down menu and
o The Fund is not managed to track the       advisor makes incentive fee payments to       click on Complete Quarterly Holdings.
performance of any particular index,         certain broker-dealers who participated       Shareholders can also look up the Fund's
including the indexes defined here, and      in the underwriting of such offering in       Forms N-Q on the SEC's Web site at
consequently, the performance of the         consideration of the Fund's receipt from      sec.gov. And copies of the Fund's Forms
Fund may deviate significantly from the      such broker-dealers of after market           N-Q may be reviewed and copied at the
performance of the indexes.                  support services designed to maintain         SEC's Public Reference Room at 450 Fifth
                                             the visibility of the Fund on an ongoing      Street, N.W., Washington, D.C. 20549-
o A direct investment cannot be made in      basis. Annual fees shall not exceed           0102. You can obtain information on the
an index. Unless otherwise indicated,        0.10% of the Fund's aggregate Managed         operation of the Public Reference Room,
index results include reinvested             Assets (average daily net assets              including information about duplicating
dividends, and they do not reflect sales     attributable to the Fund's common             fee charges, by calling 1-202-942-8090
charges. Performance of an index of          shares, plus assets attributable to the       or 1-800-732-0330,or by electronic
funds reflects fund expenses;                Fund's Preferred Shares that are              request at the following e-mail address:
performance of a market does not.            outstanding, plus the principal amount        publicinfo@sec.gov. The SEC file numbers
                                             of any borrowings). Over time, these          for the Fund are 811-21048 and 333-84256
OTHER INFORMATION                            payments cannot exceed, in the                for common shares and 333-90388 for
                                             aggregate, $12,583,413.                       preferred shares.
o The Fund's audit committee Charter is
available on the AIM Website,                                                              A description of the policies and
AIMinvestments.com. Go to                                                                  procedures that the Fund uses to
AIMinvestments.com. Under the Products                                                     determine how to vote proxies relating
list, click on AIM Select Real Estate                                                      to portfolio securities is available
Income Fund, then click on Fund                                                            without charge, upon request, from our
Overview, then on Charter of the Audit                                                     Client Services department at
Committees of the AIM Funds. You may                                                       800-959-4246 or on the AIM Web site,
also obtain a printed copy by calling                                                      AIMinvestments.com. On the home page,
AIM's Client Services department at                                                        scroll down and click on AIM Funds Proxy
800-959-4246.                                                                              Policy. The information is also
                                                                                           available on the SEC Web site, sec.gov.

                                                                                           Information regarding how the Fund voted
                                                                                           proxies related to its portfolio
                                                                                           securities during the 12 months ended
                                                                                           June 30, 2005, is available at our Web
                                                                                           site. Go to AIMinvestments.com, access
                                                                                           the About Us tab, click on Required
                                                                                           Notices and then click on Proxy Voting
                                                                                           Activity. Next, select the Fund from the
                                                                                           drop-down menu. The information is also
                                                                                           available on the SEC Web site, sec.gov.
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AIM SELECT REAL ESTATE INCOME FUND

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MANAGEMENT'S DISCUSSION                                                                    properties and geographical location
OF FUND PERFORMANCE
                                                                                           o potential to pay attractive dividends
====================================================================================       relative to similar properties

PERFORMANCE SUMMARY                                                                           The Fund may seek to increase
                                             =======================================       portfolio yield through borrowing to
The Real Estate Investment Trust (REIT)                                                    provide leverage to the Fund, with the
market proved resilient for the first        FUND VS. INDEXES                              intent of generating a higher return on
half of 2005, staging a recovery in the                                                    the assets than the Fund pays to borrow
second quarter to post positive returns      TOTAL RETURNS, 12/31/04-6/30/05               those assets. We also use strategies
for the reporting period as a whole. The                                                   designed to reduce the risk of
Fund outperformed its broad market index     Fund at NAV                       4.22%       short-term interest rate movement, which
(the S&P 500 Index) as REITs posted                                                        can affect the preferred share borrowing
higher returns than the general stock        Fund at Market                    1.01        rate.
market.
                                             S&P 500 Index                                    We attempt to control risk by
   The Fund's primary objective,             (Broad Market Index)             -0.81        diversification of property types,
however, is high current income with                                                       geographic location and limiting holding
approximately 24% of the Fund's assets       MSCI US REIT Index                            concentrations of any one security.
invested in preferred stocks. During the     (Style-specific Index)            6.35
reporting period, REIT preferred stocks                                                       We will consider selling a holding
generally had lower returns than REIT        Lipper Sector Equity Fund                     when:
common stocks. As the proportion of          Category Average
preferred stocks is higher in the Fund       (Peer Group Index)                4.95        o relative valuation falls below desired
than in the MSCI US REIT Index, the Fund                                                   levels
lagged this index during the reporting       SOURCE: LIPPER, INC., BLOOMBERG
period.                                                                                    o risk/return relationships change
                                             =======================================       significantly
   Since the Fund is a closed-end
management investment company, shares        asset value. As of June 30, 2005, the         o company fundamentals change (property
may trade at a discount or premium to        close of the reporting period, the Fund       type, geography or management changes)
net                                          Common Shares traded at a 15.28%
                                             discount to NAV, compared with 12.59% at      o a more attractive investment
                                             the close of 2004. As of June 30, 2005,       opportunity is identified.
                                             the close of the reporting period, the
                                             average discount rate to NAV of               MARKET CONDITIONS AND YOUR FUND
                                             closed-end real estate funds available
                                             from Lipper was 11.1%, compared with          On the heels of a strong real estate
                                             10.2% at the end of 2004.                     market in 2004, REITs once again proved
                                                                                           resilient in the first half of 2005.
====================================================================================       After five years of price appreciation,
                                                                                           the REIT market witnessed a correction
HOW WE INVEST                                driven investment process, including          in January as investors took profits.
                                             property market cycle analysis, property      Although REIT fundamentals are not
The Fund holds primarily real estate         evaluation, and management and structure      directly linked to interest rates, REIT
oriented securities. We focus on public      review to identify securities with:           prices also dipped in the early part of
companies whose value is driven by                                                         the year amid rising interest rates.
tangible assets. Our goal is to create a     o high quality underlying properties
portfolio that will provide high current                                                      The REIT market recovered in the
income. We use a fundamentals-               o strong management teams                     second quarter of the year, offsetting
                                                                                           earlier-year losses
                                             o attractive valuations relative to
                                             similar

===================================================================================================================================

PORTFOLIO COMPOSITION                        TOP 10 SECURITY HOLDINGS*                     COMMON SHARE MARKET VALUE       $ 17.02
                                                                                           COMMON SHARE NET ASSET VALUE    $ 20.09
By property type                              1. Healthcare Realty Trust, Inc.  4.2%       MARKET PRICE DISCOUNT            (15.28)%
                                                                                           TOTAL NUMBER OF HOLDINGS*           114
 1. Office Properties             21.3%       2. New Plan Excel Realty Trust    3.8
                                                                                           ========================================
 2. Healthcare                    20.9        3. Nationwide Health
                                                 Properties, Inc.               3.6        At the close of the reporting period,
 3. Diversified                   12.5                                                     the Fund's common shares NAV stood at
                                              4. Health Care REIT, Inc.         3.5        $20.09, and its share price was $17.02.
 4. Regional Malls                10.5                                                     Since the Fund is a closed-end
                                              5. Colonial Properties Trust      3.5        management investment company, shares of
 5. Shopping Centers               8.6                                                     the Fund may trade at a discount from
                                              6. Health Care Property                      the net asset value. This characteristic
 6. Apartments                     6.9           Investors, Inc.                3.2        is separate and distinct from the risk
                                                                                           that NAV could decrease as a result of
 7. Lodging-Resorts                4.9        7. Commercial Net Lease Realty    3.1        investment activities and may be a
                                                                                           greater risk to investors expecting to
 8. Freestanding                   4.3        8. Senior Housing Properties                 sell their shares after a short time.
                                                 Trust                          3.0        The Fund cannot predict whether shares
 9. Industrial/Office Mixed        3.4                                                     will trade at, above or below
                                              9. iStar Financial Inc.           3.0
10. Industrial Properties          2.2
                                             10. Arden Realty, Inc.             2.8
11. Specialty Properties           1.9
                                             The Fund's holdings are subject to
12. Self Storage Facilities        1.5       change, and there is no assurance that
                                             the Fund will continue to hold any
13. Manufactured Homes             0.4       particular security.

    Money Market Funds Plus                  *Excluding money market fund holdings.
    Other Assets Less Liabilities  0.7

====================================================================================
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                                       2
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and driving the asset class to positive         As the Fund's primary objective is                             JOE V. RODRIGUEZ,
returns for the reporting period.            income, the Fund has exposure to REIT             [RODRIGUEZ      JR., Director of
Supporting the market were continued         preferred stocks. Due to their                      PHOTO]        Securities
strong cash inflows from both                fixed-income characteristics, REIT                                Management, INVESCO
individuals and institutions, increased      preferred shares may behave more like                             Real Estate, is
merger and acquisition activity and          bonds. During the year, REIT preferred        manager of AIM Select Real Estate Income
faster earnings growth brought about by      stocks provided income but did not            Fund and the head of real estate
recovering property market fundamentals      participate as fully in the share price       securities for INVESCO. In addition to
(occupancy and rental rate                   appreciation as REIT common stocks did.       portfolio management, he oversees all
improvements).                                                                             phases of the unit including securities
                                                As part of our investment strategy,        research and administration. Mr.
   Given the Fund's primary goal of          the Fund also borrows money, which helps      Rodriguez, who joined INVESCO in 1990,
income, we continued to have meaningful      the Fund's yield and may help or hurt         has served on the editorial boards of
exposure to the healthcare sector, as        NAV depending on whether the REIT market      the National Association of Real Estate
healthcare REITs have historically           is going up or down. We borrow through        Investment Trusts and the Institutional
produced a relatively high and steady        the issuance of auction rate preferred        Real Estate Securities Newsletter. A
stream of income. Healthcare REITs,          shares and then swap a portion of the         contributing author for the book Real
which are typically viewed as                floating rates paid on the preferred          Estate Investment Trusts: Structure
yield-oriented vehicles due to their         shares for fixed rates in an effort to        Analysis and Strategy, Mr. Rodriguez has
history of long and stable lease             mitigate interest rate uncertainty.           served as adjunct professor of economics
patterns, proved a source of performance     Given the strong REIT environment during      at the University of Texas at Dallas. He
for the Fund during the reporting            the reporting period, leverage helped         is a member of the National Association
period. Both Health Care REIT and            the Fund by boosting both income and          of Business Economists, The American
Nationwide Health Properties appreciated     NAV.                                          Real Estate Society and The Institute of
in price as their dividends were viewed                                                    Certified Financial Planners. Mr.
as attractive in the current interest        IN CLOSING                                    Rodriguez received his B.B.A. in
rate environment.                                                                          economics and finance as well as his
                                             We are encouraged by the recovery staged      M.B.A. from Baylor University.
   Apartment REITs also performed well.      by REITs, following the correction in
However, given the growth emphasis of        the first few months of 2005. During the                          MARK D. BLACKBURN,
many apartment REITs, compared with the      reporting period, we believe REIT prices           [BLACKBURN     Chartered Financial
income orientation of the Fund, we had a     largely reflected fair levels relative               PHOTO]       Analyst, Director of
lower weighting in apartments relative       to the value of their underlying                                  Securities Research,
to other property types.                     holdings. Although REIT prices have                               INVESCO Real Estate,
                                             increased, we believe occupancy and           is a manager of AIM Select Real Estate
   Given the strong REIT market, few         rental rates are supporting that growth       Income Fund. Prior to joining INVESCO in
Fund holdings detracted from Fund            and that REIT fundamentals continue to        1998, he was an associate director of
performance. AMERICAN FINANCIAL REALTY       improve.                                      the research department at a brokerage
TRUST, which acquires, manages and                                                         firm. He has approximately 18 years of
operates properties leased to regulated         During the first six months of 2005,       experience in institutional investing
financial institutions, declined amid        investors continued to express a              and risk management. Mr. Blackburn
concern over the company's business          preference for securities backed by           received a B.S. in accounting from
strategy. We believe this is a               tangible assets. We appreciate your           Louisiana State University and an M.B.A.
perception issue, not a fundamental          continued participation in AIM Select         from Southern Methodist University. He
concern, and remain committed to the         Real Estate Income Fund.                      is a Certified Public Accountant and a
company.                                                                                   member of the National Association of
                                             The views and opinions expressed in           Real Estate Investment Trusts.
NAV. The Fund should not be viewed as a      management's discussion of Fund
vehicle for trading purposes. It is          performance are those of A I M Advisors,                          JAMES W. TROWBRIDGE,
designed primarily for risk-tolerant         Inc. These views and opinions are                 [TROWBRIDGE     portfolio manager,
long-term investors.                         subject to change at any time based on               PHOTO]       INVESCO Real Estate,
                                             factors such as market and economic                               is a manager of AIM
   The performance data quoted represent     conditions. These views and opinions may                          Select Real Estate
past performance and cannot guarantee        not be relied upon as investment advice       Income Fund. Mr. Trowbridge, who joined
comparable future results; current           or recommendations, or as an offer for a      INVESCO in 1989, is responsible for
performance may be lower or higher.          particular security. The information is       integrating his knowledge into INVESCO's
Please see your financial advisor for        not a complete analysis of every aspect       publicly traded real estate securities
the most recent month-end performance.       of any market, country, industry,             investments. He specializes in analyzing
Performance figures reflect fund             security or the Fund. Statements of fact      markets and property level
expenses, reinvested distributions and       are from sources considered reliable,         supply-and-demand relationships and
changes in net asset value or market         but A I M Advisors, Inc. makes no             evaluating REIT company strategic
price, as applicable. Investment return      representation or warranty as to their        direction and management. Prior to
and principal will fluctuate so that you     completeness or accuracy. Although            joining INVESCO, Mr. Trowbridge spent
may have a gain or loss when you sell        historical performance is no guarantee        five years as a senior real estate
shares.                                      of future results, these insights may         officer. He holds a B.S. in finance from
                                             help you understand our investment            Indiana University and is a member of
   Had the advisor not waived fees           management philosophy.                        the National Association of Real Estate
and/or reimbursed expenses, performance                                                    Investment Trusts.
would have been lower.                            See important Fund and index
                                                disclosures inside front cover.            Assisted by the Real Estate Team
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                                       3



AIM SELECT REAL ESTATE INCOME FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT AND
SUMMARY OF INDEPENDENT WRITTEN FEE EVALUATION


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
The Board of Trustees (the "Board") of       support functions provided by AIM and         Fund that the Board reviewed. The Board
AIM Select Real Estate Income Fund           AIM's equity and fixed income trading         noted that AIM has agreed to limit the
oversees the management of the AIM           operations. Based on the review of these      Fund's total operating expenses, as
Select Real Estate Income Fund (the          and other factors, the Board concluded        discussed below. Based on this review,
"Fund") and, as required by law,             that the quality of services to be            the Board concluded that the advisory
determines annually whether to approve       provided by AIM was appropriate and that      fee rate for the Fund under the Advisory
the continuance of the Fund's advisory       AIM currently is providing satisfactory       Agreement was fair and reasonable.
agreement with A I M Advisors, Inc.          services in accordance with the terms of
("AIM"). Based upon the recommendation       the Advisory Agreement.                       o Expense limitations and fee waivers.
of the Investments Committee of the                                                        The Board noted that AIM has
Board, which is comprised solely of          o The performance of the Fund relative        contractually agreed to waive fees
independent trustees, at a meeting held      to comparable funds. The Board reviewed       and/or limit expenses of the Fund
on June 30, 2005, the Board, including       the performance of the Fund (at net           through June 30, 2009 in an amount equal
all of the independent trustees,             asset value) during the past one and two      to a percentage of average daily managed
approved the continuance of the advisory     calendar years against the performance        assets. The Board considered the
agreement (the "Advisory Agreement")         of funds advised by other advisors with       contractual nature of this fee
between the Fund and AIM for another         investment strategies comparable to           waiver/expense limitation and noted that
year, effective July 1, 2005.                those of the Fund. The Board noted that       it remains in effect until June 30,
                                             the Fund's performance (at net asset          2009. The Board considered the effect
   The Board considered the factors          value) in such periods was below the          this fee waiver/expense limitation would
discussed below in evaluating the            median performance of such comparable         have on the Fund's estimated expenses
fairness and reasonableness of the           funds. Based on this review and after         and concluded that the levels of fee
Advisory Agreement at the meeting on         taking account of all of the other            waivers/expense limitations for the Fund
June 30, 2005 and as part of the Board's     factors that the Board considered in          were fair and reasonable.
ongoing oversight of the Fund. In their      determining whether to continue the
deliberations, the Board and the             Advisory Agreement for the Fund, the          o Breakpoints and economies of scale.
independent trustees did not identify        Board concluded that no changes should        The Board reviewed the structure of the
any particular factor that was               be made to the Fund and that it was not       Fund's advisory fee under the Advisory
controlling, and each trustee attributed     necessary to change the Fund's portfolio      Agreement, noting that it does not
different weights to the various             management team at this time. However,        include any breakpoints. The Board
factors.                                     due to the Fund's underperformance,           considered whether it would be
                                             the Board also concluded that it would        appropriate to add advisory fee
   One of the responsibilities of the        be appropriate for management and the         breakpoints for the Fund or whether, due
Senior Officer of the Fund, who is           Board to continue to closely monitor the      to the nature of the Fund and the
independent of AIM and AIM's affiliates,     performance of the Fund.                      advisory fee structures of comparable
is to manage the process by which the                                                      funds, it was reasonable to structure
Fund's proposed management fees are          o The performance of the Fund relative        the advisory fee without breakpoints.
negotiated to ensure that they are           to indices. The Board reviewed the            Based on this review, the Board
negotiated in a manner which is at arm's     performance of the Fund (at net asset         concluded that it was not necessary to
length and reasonable. To that end, the      value) during the past one calendar year      add advisory fee breakpoints to the
Senior Officer must either supervise a       against the performance of the Morgan         Fund's advisory fee schedule. The Board
competitive bidding process or prepare       Stanley REIT Index. The Board noted that      reviewed the level of the Fund's
an independent written evaluation. The       the Fund's performance in such period         advisory fees, and noted that such fees,
Senior Officer has recommended an            was below the performance of such Index.      as a percentage of the Fund's net
independent written evaluation in lieu       The Board also noted that the                 assets, would remain constant under the
of a competitive bidding process and,        performance of such Index does not            Advisory Agreement because the Advisory
upon the direction of the Board, has         reflect fees, while the performance of        Agreement does not include any
prepared such an independent written         the Fund does reflect fees. Based on          breakpoints. The Board concluded that
evaluation. Such written evaluation also     this review and after taking account of       the Fund's fee levels under the Advisory
considered certain of the factors            all of the other factors that the Board       Agreement therefore would not reflect
discussed below. In addition, as             considered in determining whether to          economies of scale.
discussed below, the Senior Officer made     continue the Advisory Agreement for the
certain recommendations to the Board in      Fund, the Board concluded that no             o Investments in affiliated money market
connection with such written evaluation.     changes should be made to the Fund and        funds. The Board also took into account
                                             that it was not necessary to change the       the fact that uninvested cash and cash
   The discussion below serves as a          Fund's portfolio management team at this      collateral from securities lending
summary of the Senior Officer's              time. However, due to the Fund's under-       arrangements (collectively, "cash
independent written evaluation and           performance, the Board also concluded         balances") of the Fund may be invested
recommendations to the Board in              that it would be appropriate for              in money market funds advised by AIM
connection therewith, as well as a           management and the Board to continue to       pursuant to the terms of an SEC
discussion of the material factors and       closely monitor the performance of the        exemptive order. The Board found that
the conclusions with respect thereto         Fund.                                         the Fund may realize certain benefits
that formed the basis for the Board's                                                      upon investing cash balances in AIM
approval of the Advisory Agreement.          o Meeting with the Fund's portfolio           advised money market funds, including a
After consideration of all of the            managers and investment personnel. With       higher net return, increased liquidity,
factors below and based on its informed      respect to the Fund, the Board is             increased diversification or decreased
business judgment, the Board determined      meeting periodically with such Fund's         transaction costs. The Board also found
that the Advisory Agreement is in the        portfolio managers and/or other               that the Fund will not receive reduced
best interests of the Fund and its           investment personnel and believes that        services if it invests its cash balances
shareholders and that the compensation       such individuals are competent and able       in such money market funds. The Board
to AIM under the Advisory Agreement is       to continue to carry out their                noted that, to the extent the Fund
fair and reasonable and would have been      responsibilities under the Advisory           invests in affiliated money market
obtained through arm's length                Agreement.                                    funds, AIM has voluntarily agreed to
negotiations.                                                                              waive a portion of the advisory fees it
                                             o Overall performance of AIM. The Board       receives from the Fund attributable to
o The nature and extent of the advisory      considered the overall performance of         such investment. The Board further
services to be provided by AIM. The          AIM in providing investment advisory and      determined that the proposed securities
Board reviewed the services to be            portfolio administrative services to the      lending program and related procedures
provided by AIM under the Advisory           Fund and concluded that such performance      with respect to the lending Fund is in
Agreement. Based on such review, the         was satisfactory.                             the best interests of the lending Fund
Board concluded that the range of                                                          and its respective shareholders. The
services to be provided by AIM under the     o Fees relative to those of clients of        Board therefore concluded that the
Advisory Agreement was appropriate and       AIM with comparable investment                investment of cash collateral received
that AIM currently is providing services     strategies. The Board noted that AIM          in connection with the securities
in accordance with the terms of the          does not serve as an advisor to other         lending program in the money market
Advisory Agreement.                          mutual funds or other clients with            funds according to the procedures is in
                                             investment strategies comparable to           the best interests of the lending Fund
o The quality of services to be provided     those of the Fund.                            and its respective shareholders.
by AIM. The Board reviewed the
credentials and experience of the            o Fees relative to those of comparable        o Independent written evaluation and
officers and employees of AIM who will       funds with other advisors. The Board          recommendations of the Fund's Senior
provide investment advisory services to      reviewed the advisory fee rate for the        Officer. The Board noted that, upon
the Fund. In reviewing the                   Fund under the Advisory Agreement. The        their direction, the Senior Officer of
qualifications of AIM to provide             Board compared effective contractual          the Fund had prepared an independent
investment advisory services, the Board      advisory fee rates at a common asset          written evaluation in order to assist
reviewed the qualifications of AIM's         level and noted that the Fund's rate was      the Board in determining the
investment personnel and considered such     comparable to the median rate of the          reasonableness of the proposed
issues as AIM's portfolio and product        funds advised by other advisors with          management fees of the AIM Funds,
review process, various back office          investment strategies comparable to           including the Fund.
                                             those of the
                                                                                                                        (continued)

AIM SELECT REAL ESTATE INCOME FUND

The Board noted that the Senior              independent compliance consultant, and        team at this time. However, due to the
Officer's written evaluation had been        the fact that AIM has undertaken to           Fund's underperformance, the Board
relied upon by the Board in this regard      cause the Fund to operate in accordance       also concluded that it would be
in lieu of a competitive bidding             with certain governance policies and          appropriate for management and the Board
process. In determining whether to           practices. The Board concluded that           to continue to closely monitor the
continue the Advisory Agreement for the      these actions indicated a good faith          performance of the Fund.
Fund, the Board considered the Senior        effort on the part of AIM to adhere to
Officer's written evaluation and the         the highest ethical standards, and            o The performance of the Fund relative
recommendation made by the Senior            determined that the current regulatory        to indices. The Board reviewed the
Officer to the Board that the Board          and litigation environment to which AIM       performance of the Fund (at net asset
consider implementing a process to           is subject should not prevent the Board       value) during the past one calendar year
assist them in more closely monitoring       from continuing the Advisory Agreement        against the performance of the Morgan
the performance of the AIM Funds. The        for the Fund.                                 Stanley REIT Index. The Board noted that
Board concluded that it would be                                                           the Fund's performance in such period
advisable to implement such a process as     APPROVAL OF SUB-ADVISORY AGREEMENT            was below the performance of such Index.
soon as reasonably practicable.                                                            The Board also noted that the
                                             The Board oversees the management of the      performance of such Index does not
o Profitability of AIM and its               Fund and, as required by law, determines      reflect fees, while the performance of
affiliates. The Board reviewed               annually whether to approve the               the Fund does reflect fees. Based on
information concerning the profitability     continuance of the Fund's sub-advisory        this review and after taking account of
of AIM's (and its affiliates')               agreements. Based upon the                    all of the other factors that the Board
investment advisory and other activities     recommendation of the Investments             considered in determining whether to
and its financial condition. The Board       Committee of the Board, which is              continue the Advisory Agreement for the
considered the overall profitability of      comprised solely of independent               Fund, the Board concluded that no
AIM, as well as the profitability of AIM     trustees, at a meeting held on June 30,       changes should be made to the Fund and
in connection with managing the Fund.        2005, the Board, including all of the         that it was not necessary to change the
The Board noted that AIM's operations        independent trustees, approved the            Fund's portfolio management team at this
remain profitable, although increased        continuance of the sub-advisory               time. However, due to the Fund's under-
expenses in recent years have reduced        agreement (the "Sub-Advisory Agreement")      performance, the Board also concluded
AIM's profitability. Based on the review     between INVESCO Institutional (N.A.),         that it would be appropriate for
of the profitability of AIM's and its        Inc. (the "Sub-Advisor") and AIM with         management and the Board to continue to
affiliates' investment advisory and          respect to the Fund for another year,         closely monitor the performance of the
other activities and its financial           effective July 1, 2005.                       Fund.
condition, the Board concluded that the
compensation to be paid by the Fund to          The Board considered the factors           o Meetings with the Fund's portfolio
AIM under its Advisory Agreement was not     discussed below in evaluating the             managers and investment personnel. The
excessive.                                   fairness and reasonableness of the            Board is meeting periodically with the
                                             Sub-Advisory Agreement at the meeting on      Fund's portfolio managers and/or other
o Benefits of soft dollars to AIM. The       June 30, 2005 and as part of the Board's      investment personnel and believes that
Board considered the benefits realized       ongoing oversight of the Fund. In their       such individuals are competent and able
by AIM as a result of brokerage              deliberations, the Board and the              to continue to carry out their
transactions executed through "soft          independent trustees did not identify         responsibilities under the Sub-Advisory
dollar" arrangements. Under these            any particular factor that was                Agreement.
arrangements, brokerage commissions paid     controlling, and each trustee attributed
by the Fund and/or other funds advised       different weights to the various              o Overall performance of the
by AIM are used to pay for research and      factors.                                      Sub-Advisor. The Board considered the
execution services. This research is                                                       overall performance of the Sub-Advisor
used by AIM in making investment                The discussion below serves as a           in providing investment advisory
decisions for the Fund. The Board            discussion of the material factors and        services to the Fund and concluded that
concluded that such arrangements were        the conclusions with respect thereto          such performance was satisfactory.
appropriate.                                 that formed the basis for the Board's
                                             approval of the Sub-Advisory Agreement.       o Advisory fees, expense limitations and
o AIM's financial soundness in light of      After consideration of all of the             fee waivers, and breakpoints and
the Fund's needs. The Board considered       factors below and based on its informed       economies of scale. In reviewing these
whether AIM is financially sound and has     business judgment, the Board determined       factors, the Board considered only the
the resources necessary to perform its       that the Sub-Advisory Agreement is in         advisory fees charged to the Fund by AIM
obligations under the Advisory               the best interests of the Fund and its        and did not consider the sub-advisory
Agreement, and concluded that AIM has        shareholders.                                 fees paid by AIM to the Sub-Advisor. The
the financial resources necessary to                                                       Board believes that this approach is
fulfill its obligations under the            o The nature and extent of the advisory       appropriate because the sub-advisory
Advisory Agreement.                          services to be provided by the                fees have no effect on the Fund or its
                                             Sub-Advisor. The Board reviewed the           shareholders, as they are paid by AIM
o Historical relationship between the        services to be provided by the                rather than the Fund. Furthermore, AIM
Fund and AIM. In determining whether to      Sub-Advisor under the Sub-Advisory            and the Sub-Advisor are affiliates and
continue the Advisory Agreement for the      Agreement. Based on such review, the          the Board believes that the allocation
Fund, the Board also considered the          Board concluded that the range of             of fees between them is a business
prior relationship between AIM and the       services to be provided by the                matter, provided that the advisory fees
Fund, as well as the Board's knowledge       Sub-Advisor under the Sub-Advisory            charged to the Fund are fair and
of AIM's operations, and concluded that      Agreement was appropriate and that the        reasonable.
it was beneficial to maintain the            Sub-Advisor currently is providing
current relationship, in part, because       services in accordance with the terms of      o Profitability of AIM and its
of such knowledge. The Board also            the Sub-Advisory Agreement.                   affiliates. The Board reviewed
reviewed the general nature of the non-                                                    information concerning the profitability
investment advisory services currently       o The quality of services to be provided      of AIM's (and its affiliates')
performed by AIM and its affiliates,         by the Sub-Advisor. The Board reviewed        investment advisory and other activities
such as administrative, transfer agency      the credentials and experience of the         and its financial condition. The Board
and distribution services, and the fees      officers and employees of the Sub-            considered the overall profitability of
received by AIM and its affiliates for       Advisor who will provide investment           AIM, as well as the profitability of AIM
performing such services. In addition to     advisory services to the Fund. Based on       in connection with managing the Fund.
reviewing such services, the trustees        the review of these and other factors,        The Board noted that AIM's operations
also considered the organizational           the Board concluded that the quality of       remain profitable, although increased
structure employed by AIM and its            services to be provided by the                expenses in recent years have reduced
affiliates to provide those services.        Sub-Advisor was appropriate, and that         AIM's profitability. Based on the review
Based on the review of these and other       the Sub-Advisor currently is providing        of the profitability of AIM's and its
factors, the Board concluded that AIM        satisfactory services in accordance with      affiliates' investment advisory and
and its affiliates were qualified to         the terms of the Sub-Advisory Agreement.      other activities and its financial
continue to provide non-investment                                                         condition, the Board concluded that the
advisory services to the Fund, including     o The performance of the Fund relative        compensation to be paid by the Fund to
administrative, transfer agency and          to comparable funds. The Board reviewed       AIM under its Advisory Agreement was not
distribution services, and that AIM and      the performance of the Fund (at net           excessive.
its affiliates currently are providing       asset value) during the past one and two
satisfactory non-investment advisory         calendar years against the performance        o The Sub-Advisor's financial soundness
services.                                    of funds advised by other advisors with       in light of the Fund's needs. The Board
                                             investment strategies comparable to           considered whether the Sub-Advisor is
o Other factors and current trends. In       those of the Fund. The Board noted that       financially sound and has the resources
determining whether to continue the          the Fund's performance (at net asset          necessary to perform its obligations
Advisory Agreement for the Fund, the         value) in such periods was below the          under the Sub-Advisory Agreement, and
Board considered the fact that AIM,          median performance of such comparable         concluded that the Sub-Advisor has the
along with others in the mutual fund         funds. Based on this review and after         financial resources necessary to fulfill
industry, is subject to regulatory           taking account of all of the other            its obligations under the Sub-Advisory
inquiries and litigation related to a        factors that the Board considered in          Agreement.
wide range of issues. The Board also         determining whether to continue the
considered the governance and compliance     Advisory Agreement for the Fund, the
reforms being undertaken by AIM and its      Board concluded that no changes should
affiliates, including maintaining an         be made to the Fund and that it was not
internal controls committee and              necessary to change the Fund's portfolio
retaining an                                 management

FINANCIALS

SCHEDULE OF INVESTMENTS

June 30, 2005
(Unaudited)


                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS, COMMON STOCKS
  & OTHER EQUITY INTERESTS-93.96%

APARTMENTS-5.46%

American Campus Communities, Inc.                413,100   $    9,369,108
-------------------------------------------------------------------------
Amli Residential Properties Trust                170,900        5,342,334
-------------------------------------------------------------------------
Apartment Investment & Management Co.-Class A     75,000        3,069,000
-------------------------------------------------------------------------
Education Realty Trust, Inc.                     364,300        6,666,690
-------------------------------------------------------------------------
Gables Residential Trust                          55,500        2,399,265
-------------------------------------------------------------------------
GMH Communities Trust                            363,800        5,038,630
-------------------------------------------------------------------------
Home Properties, Inc.                            100,000        4,302,000
-------------------------------------------------------------------------
Town & Country Trust                             267,900        7,637,829
=========================================================================
                                                               43,824,856
=========================================================================

DIVERSIFIED-11.87%

AEW Real Estate Income Fund                      100,000        1,880,000
-------------------------------------------------------------------------
Colonial Properties Trust                        795,578       35,005,432
-------------------------------------------------------------------------
Crescent Real Estate Equities Co.                498,300        9,343,125
-------------------------------------------------------------------------
iStar Financial Inc.                             719,400       29,919,846
-------------------------------------------------------------------------
Lexington Corporate Properties Trust             343,900        8,360,209
-------------------------------------------------------------------------
Neuberger Berman Realty Income Fund Inc.         189,600        3,564,480
-------------------------------------------------------------------------
Nuveen Real Estate Income Fund                    77,400        1,567,350
-------------------------------------------------------------------------
Real Estate Income Fund, Inc.                    157,000        2,888,800
-------------------------------------------------------------------------
Scudder RREEF Real Estate Fund, Inc.             120,700        2,662,642
=========================================================================
                                                               95,191,884
=========================================================================

FREESTANDING-5.39%

Commercial Net Lease Realty                    1,546,000       31,646,620
-------------------------------------------------------------------------
Getty Realty Corp.                               418,400       11,589,680
=========================================================================
                                                               43,236,300
=========================================================================

HEALTHCARE-24.47%

Health Care Property Investors, Inc.           1,207,400       32,648,096
-------------------------------------------------------------------------
Health Care REIT, Inc.                           945,800       35,647,202
-------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                  1,104,600       42,648,606
-------------------------------------------------------------------------
LTC Properties, Inc.                             250,900        5,193,630
-------------------------------------------------------------------------
Nationwide Health Properties, Inc.             1,556,300       36,744,243
-------------------------------------------------------------------------
Omega Healthcare Investors, Inc.                 785,900       10,106,674
-------------------------------------------------------------------------
Senior Housing Properties Trust                1,611,900       30,481,029
-------------------------------------------------------------------------
Universal Health Realty Income Trust              75,000        2,858,250
=========================================================================
                                                              196,327,730
=========================================================================

INDUSTRIAL PROPERTIES-2.21%

First Industrial Realty Trust, Inc.              444,500       17,735,550
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------


INDUSTRIAL/OFFICE MIXED-3.35%

Duke Realty Corp.                                200,000   $    6,332,000
-------------------------------------------------------------------------
Liberty Property Trust                           428,200       18,973,542
-------------------------------------------------------------------------
Mission West Properties Inc.                     150,000        1,540,500
=========================================================================
                                                               26,846,042
=========================================================================

LODGING-RESORTS-3.78%

Ashford Hospitality Trust                        237,300        2,562,840
-------------------------------------------------------------------------
DiamondRock Hospitality Co.                      155,000        1,751,500
-------------------------------------------------------------------------
Hospitality Properties Trust                     590,400       26,018,928
=========================================================================
                                                               30,333,268
=========================================================================

MANUFACTURED HOMES-0.32%

Sun Communities, Inc.                             68,700        2,554,953
=========================================================================

OFFICE PROPERTIES-22.20%

American Financial Realty Trust                1,021,000       15,702,980
-------------------------------------------------------------------------
Arden Realty, Inc.                               781,500       28,118,370
-------------------------------------------------------------------------
Brandywine Realty Trust                          463,800       14,215,470
-------------------------------------------------------------------------
CarrAmerica Realty Corp.                         550,400       19,913,472
-------------------------------------------------------------------------
Digital Realty Trust, Inc.                       300,000        5,214,000
-------------------------------------------------------------------------
Equity Office Properties Trust                   310,200       10,267,620
-------------------------------------------------------------------------
Glenborough Realty Trust Inc.                    329,900        6,792,641
-------------------------------------------------------------------------
Highwoods Properties, Inc.                       369,400       10,993,344
-------------------------------------------------------------------------
HRPT Properties Trust                          1,137,300       14,136,639
-------------------------------------------------------------------------
Mack-Cali Realty Corp.                           371,700       16,838,010
-------------------------------------------------------------------------
Maguire Properties, Inc.                         743,400       21,067,956
-------------------------------------------------------------------------
Prentiss Properties Trust                        407,900       14,863,876
=========================================================================
                                                              178,124,378
=========================================================================

REGIONAL MALLS-2.24%

Glimcher Realty Trust                            647,300       17,962,575
=========================================================================

SELF STORAGE FACILITIES-1.90%

Extra Space Storage Inc.                         520,400        7,457,332
-------------------------------------------------------------------------
Public Storage, Inc.-Series A Dep. Shares        165,700        4,697,595
-------------------------------------------------------------------------
U-Store-It Trust                                 160,000        3,048,000
=========================================================================
                                                               15,202,927
=========================================================================

SHOPPING CENTERS-9.51%

Cedar Shopping Centers Inc.                      208,800        3,079,800
-------------------------------------------------------------------------
Heritage Property Investment Trust               501,400       17,559,028
-------------------------------------------------------------------------
Inland Real Estate Corp.                         651,200       10,471,296
-------------------------------------------------------------------------
New Plan Excel Realty Trust(a)                 1,396,100       37,932,037
-------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                248,300        7,270,224
=========================================================================
                                                               76,312,385
=========================================================================


                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

SPECIALTY PROPERTIES-1.26%

Correctional Properties Trust                     88,300   $    2,498,890
-------------------------------------------------------------------------
Spirit Finance Corp.                             648,400        7,618,700
=========================================================================
                                                               10,117,590
=========================================================================
    Total Real Estate Investment Trusts,
      Common Stocks & Other Equity Interests
      (Cost $549,843,982)                                     753,770,438
=========================================================================

PREFERRED STOCKS-30.71%

APARTMENTS-3.24%

Apartment Investment & Management Co.- Series
  T, 8.00%                                       200,000        5,060,000
-------------------------------------------------------------------------
BRE Properties, Inc.
  Series B, 8.08%                                200,000        5,280,000
-------------------------------------------------------------------------
  Series D, 6.75%                                200,000        4,992,000
-------------------------------------------------------------------------
Equity Residential-Series K, 8.29%(b)              4,200          257,119
-------------------------------------------------------------------------
Mid-America Apartment Communities, Inc.
  Series F, 9.25%                                 47,000        1,283,100
-------------------------------------------------------------------------
  Series H, 8.30%                                195,000        5,070,000
-------------------------------------------------------------------------
Post Properties, Inc.-Series A, 8.50%             71,700        4,072,560
=========================================================================
                                                               26,014,779
=========================================================================

DIVERSIFIED-3.87%

Colonial Properties Trust-Series D, 8.13%        200,000        5,250,000
-------------------------------------------------------------------------
Cousins Properties Inc.
  Series A, 7.75%                                400,000       10,280,000
-------------------------------------------------------------------------
  Series B, 7.50%                                100,000        2,535,000
-------------------------------------------------------------------------
Crescent Real Estate Equities Co.-Series B,
  9.50%                                           51,400        1,374,436
-------------------------------------------------------------------------
iStar Financial Inc.-Series E, 7.88%             185,000        4,739,700
-------------------------------------------------------------------------
Lexington Corporate Properties Trust-
  Series B, 8.05%                                 70,000        1,834,000
-------------------------------------------------------------------------
Vornado Realty Trust-Series F, 6.75%             200,000        5,050,000
=========================================================================
                                                               31,063,136
=========================================================================

HEALTHCARE-1.80%

Health Care Property Investors, Inc.-
  Series F, 7.10%                                360,000        9,187,200
-------------------------------------------------------------------------
Omega Healthcare Investors, Inc.-Series D,
  8.38%                                          200,000        5,290,000
=========================================================================
                                                               14,477,200
=========================================================================

INDUSTRIAL PROPERTIES-0.53%

EastGroup Properties, Inc.-Series D, 7.95%       160,000        4,224,000
-------------------------------------------------------------------------
ProLogis-Series C, 8.54%(b)                          950           60,830
=========================================================================
                                                                4,284,830
=========================================================================

INDUSTRIAL/OFFICE MIXED-0.92%

Bedford Property Investors, Inc.
  Series A, 8.75%(b)                              60,000        2,975,628
-------------------------------------------------------------------------
  Series B, 7.63%                                139,200        3,495,312
-------------------------------------------------------------------------

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------

INDUSTRIAL/OFFICE MIXED-(CONTINUED)

Duke Realty Corp.-Series B, 7.99%(b)              10,000   $      525,938
-------------------------------------------------------------------------
PS Business Parks, Inc.-Series F, 8.75%           16,000          420,800
=========================================================================
                                                                7,417,678
=========================================================================

LODGING-RESORTS-2.34%

Eagle Hospitality Properties Trust, Inc.-
  Series A, 8.25%(b)                              49,700        1,259,587
-------------------------------------------------------------------------
FelCor Lodging Trust Inc.-Series B, 9.00%          3,046           77,886
-------------------------------------------------------------------------
Hilton Hotels Corp., 8.00%                        45,000        1,182,150
-------------------------------------------------------------------------
Hospitality Properties Trust-Series B, 8.88%     450,000       12,181,500
-------------------------------------------------------------------------
Innkeepers USA Trust-Series C, 8.00%              80,000        2,045,600
-------------------------------------------------------------------------
LaSalle Hotel Properties
  Series A, 10.25%                                36,300          969,936
-------------------------------------------------------------------------
  Series B, 8.38%                                 40,000        1,060,400
=========================================================================
                                                               18,777,059
=========================================================================

MANUFACTURED HOMES-0.13%

Affordable Residential Communities Inc.-
  Series A, 8.25%                                 40,000        1,012,000
=========================================================================

OFFICE PROPERTIES-4.57%

Alexandria Real Estate Equities, Inc.- Series
  B, 9.10%                                         5,600          147,616
-------------------------------------------------------------------------
Corporate Office Properties Trust-Series G,
  8.00%                                          300,000        7,695,000
-------------------------------------------------------------------------
CRT Properties, Inc.-Series A, 8.50%             120,000        2,965,200
-------------------------------------------------------------------------
Glenborough Realty Trust Inc.-Series A, $1.94
  Conv.                                           25,245          637,688
-------------------------------------------------------------------------
Highwoods Properties, Inc.-Series B, 8.00%        31,500          792,225
-------------------------------------------------------------------------
HRPT Properties Trust
  Series A, 9.88%                                 42,000        1,095,360
-------------------------------------------------------------------------
  Series B, 8.75%                                510,000       13,810,800
-------------------------------------------------------------------------
Kilroy Realty Corp.
  Series E, 7.80%                                 51,600        1,333,860
-------------------------------------------------------------------------
  Series F, 7.50%                                200,000        5,072,000
-------------------------------------------------------------------------
SL Green Realty Corp.-Series C, 7.63%            120,000        3,072,000
=========================================================================
                                                               36,621,749
=========================================================================

REGIONAL MALLS-10.92%

CBL & Associates Properties, Inc.
  Series B, 8.75%                                315,000       16,773,750
-------------------------------------------------------------------------
  Series C, 7.75%                                400,000       10,980,000
-------------------------------------------------------------------------
  Series D, 7.38%                                200,000        5,066,000
-------------------------------------------------------------------------
Glimcher Realty Trust
  Series F, 8.75%                                 80,000        2,143,200
-------------------------------------------------------------------------
  Series G, 8.13%                                134,600        3,439,030
-------------------------------------------------------------------------
Mills Corp. (The)
  Series B, 9.00%                                650,000       17,439,500
-------------------------------------------------------------------------
  Series C, 9.00%                                450,000       12,078,000
-------------------------------------------------------------------------
  Series E, 8.75%                                600,000       16,260,000
-------------------------------------------------------------------------


                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------
REGIONAL MALLS-(CONTINUED)

Taubman Centers, Inc.
  Series A, 8.30%                                 16,241   $      409,923
-------------------------------------------------------------------------
  Series G, 8.00%                                116,200        2,980,530
=========================================================================
                                                               87,569,933
=========================================================================

SHOPPING CENTERS-1.29%

Developers Diversified Realty Corp.-Class F,
  8.60%                                          229,700        6,080,159
-------------------------------------------------------------------------
Federal Realty Investment Trust-Series B,
  8.50%                                           70,600        1,873,724
-------------------------------------------------------------------------
Ramco-Gershenson Properties Trust-Series B,
  9.50%                                           40,000        1,054,800
-------------------------------------------------------------------------
Saul Centers, Inc.-Series A, 8.00%                50,000        1,309,500
=========================================================================
                                                               10,318,183
=========================================================================

SPECIALTY PROPERTIES-1.10%

Capital Automotive REIT-Series A, 7.50%          200,000        5,080,000
-------------------------------------------------------------------------
Entertainment Properties Trust-Series A,
  9.50%                                          138,900        3,751,689
=========================================================================
                                                                8,831,689
=========================================================================
    Total Preferred Stocks (Cost
      $234,190,309)                                           246,388,236
=========================================================================

                                                               MARKET
                                                SHARES         VALUE
-------------------------------------------------------------------------


MONEY MARKET FUNDS-0.90%

Liquid Assets Portfolio-Institutional
  Class(c)                                     3,613,879   $    3,613,879
-------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class(c)    3,613,879        3,613,879
=========================================================================
    Total Money Market Funds (Cost
      $7,227,758)                                               7,227,758
=========================================================================
TOTAL INVESTMENTS-125.57% (Cost $791,262,049)               1,007,386,432
=========================================================================
OTHER ASSETS LESS LIABILITIES-(0.02%)                            (166,136)
=========================================================================
AUCTION RATE PREFERRED SHARES, AT LIQUIDATION
  VALUE-(25.55%)                                             (205,000,000)
=========================================================================
NET ASSETS ATTRIBUTABLE TO COMMON
  SHARES-100.00%                                           $  802,220,296
_________________________________________________________________________
=========================================================================

Investment Abbreviations:

Conv.  - Convertible
Dep.   - Depositary
REIT   - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) A portion of the market value was pledged as collateral to cover margin requirements for open interest rate swap transactions. See Note 1H and Note 10.
(b) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at June 30, 2005 was $5,079,102, which represented 0.50% of the Fund's Total Investments. See Note 1A.
(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 3.

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2005
(Unaudited)

ASSETS:

Investments, at market value (cost
  $784,034,291)                               $1,000,158,674
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $7,227,758)                                7,227,758
============================================================
    Total investments (cost $791,262,049)      1,007,386,432
============================================================
Receivables for:
  Investments sold                                   318,975
------------------------------------------------------------
  Dividends                                        4,951,408
------------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                                27,491
------------------------------------------------------------
Other assets                                          22,779
============================================================
    Total assets                               1,012,707,085
____________________________________________________________
============================================================

LIABILITIES:

Payables for:
  Investments purchased                            3,922,809
------------------------------------------------------------
  Unrealized depreciation on interest rate
    swap transactions                              1,250,556
------------------------------------------------------------
  Interest payable on interest rate swap
    transactions                                     104,243
------------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                  57,860
------------------------------------------------------------
  Dividends declared on auction rate
    preferred shares                                  66,462
------------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                               203
------------------------------------------------------------
Accrued operating expenses                            84,656
============================================================
    Total liabilities                              5,486,789
============================================================
Auction rate preferred shares, at
  liquidation value                              205,000,000
============================================================
Net assets attributable to common shares      $  802,220,296
____________________________________________________________
============================================================

NET ASSETS ATTRIBUTABLE TO COMMON SHARES
  CONSIST OF:

Shares of beneficial interest -- common
  shares                                      $  547,735,022
------------------------------------------------------------
Undistributed net investment income              (11,646,315)
------------------------------------------------------------
Undistributed net realized gain from
  investment securities and interest rate
  swap transactions                               51,257,762
------------------------------------------------------------
Unrealized appreciation of investment
  securities and interest rate swap
  transactions                                   214,873,827
============================================================
                                              $  802,220,296
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  COMMON SHARE:

Outstanding                                       39,935,496
____________________________________________________________
============================================================
Net asset value per common share              $        20.09
____________________________________________________________
============================================================
Market value per common share                 $        17.02
____________________________________________________________
============================================================
Market price premium (discount) to net asset
  value per common share                              (15.28)%
____________________________________________________________
============================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF OPERATIONS

For the six months ended June 30, 2005
(Unaudited)

INVESTMENT INCOME:

Dividends                                                     $ 19,407,121
--------------------------------------------------------------------------
Dividends from affiliated money market funds                        71,555
==========================================================================
    Total investment income                                     19,478,676
==========================================================================

EXPENSES:

Advisory fees                                                    4,286,624
--------------------------------------------------------------------------
Administrative services fees                                       114,506
--------------------------------------------------------------------------
Custodian fees                                                      39,951
--------------------------------------------------------------------------
Auction rate preferred shares auction fees                         256,250
--------------------------------------------------------------------------
Transfer agent fees                                                 19,200
--------------------------------------------------------------------------
Trustees' and officer's fees and benefits                           19,860
--------------------------------------------------------------------------
Other                                                              228,420
==========================================================================
    Total expenses                                               4,964,811
==========================================================================
Less: Fees waived                                               (1,429,841)
==========================================================================
    Net expenses                                                 3,534,970
==========================================================================
Net investment income                                           15,943,706
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES AND INTEREST RATE SWAP TRANSACTIONS:

Net realized gain (loss) from:
  Investment securities                                         30,454,595
--------------------------------------------------------------------------
  Interest rate swap transactions                                 (960,584)
==========================================================================
                                                                29,494,011
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        (15,252,018)
--------------------------------------------------------------------------
  Interest rate swap transactions                                  228,016
==========================================================================
                                                               (15,024,002)
==========================================================================
Net gain from investment securities and interest rate swap
  transactions                                                  14,470,009
==========================================================================
Net increase in net assets resulting from operations            30,413,715
==========================================================================
DISTRIBUTIONS TO AUCTION RATE PREFERRED SHAREHOLDERS FROM
  NET INVESTMENT INCOME                                         (2,871,000)
==========================================================================
NET INCREASE IN NET ASSETS FROM OPERATIONS ATTRIBUTABLE TO
  COMMON SHARES                                               $ 27,542,715
__________________________________________________________________________
==========================================================================

See accompanying notes which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended June 30, 2005 and the year ended December 31, 2004 (Unaudited)

                                                                JUNE 30,      DECEMBER 31,
                                                                  2005            2004
------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $ 15,943,706    $ 34,096,037
------------------------------------------------------------------------------------------
  Net realized gain from investment securities, foreign
    currencies and interest rate swap transactions              29,494,011      64,658,045
------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities and interest rate swap
    transactions                                               (15,024,002)     60,982,770
==========================================================================================
    Net increase in net assets resulting from operations        30,413,715     159,736,852
==========================================================================================
Distributions to auction rate preferred shareholders from
  net investment income                                         (2,871,000)     (3,084,524)
==========================================================================================
    Net increase in net assets from operations attributable
     to common shares                                           27,542,715     156,652,328
==========================================================================================
DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                        (24,680,137)    (49,360,273)
------------------------------------------------------------------------------------------
  Net realized gains                                                    --     (20,003,690)
==========================================================================================
    Decrease in net assets resulting from distributions to
     common shares                                             (24,680,137)    (69,363,963)
==========================================================================================
    NET INCREASE IN NET ASSETS ATTRIBUTABLE TO COMMON SHARES     2,862,578      87,288,365
==========================================================================================

NET ASSETS:

  Beginning of period                                          799,357,718     712,069,353
==========================================================================================
  End of period (including undistributed net investment
    income of $(11,646,315) and $(38,884), respectively)      $802,220,296    $799,357,718
__________________________________________________________________________________________
==========================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Select Real Estate Income Fund (the "Fund") was organized as a Delaware statutory trust on March 11, 2002 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund currently has Common Shares and Auction Rate Preferred Shares ("Preferred Shares") outstanding. The Common Shares are traded on the New York Stock Exchange under the symbol "RRE." Preferred Shares are currently sold in weekly auctions through broker-dealers who have an agreement with the auction agent. Preferred Shares have seniority over the Common Shares and the issuance of Preferred Shares leveraged the value of the Fund's Common Shares. Except as otherwise indicated in the Agreement and Declaration of Trust, as amended, (the "Declaration of Trust") and except as otherwise required by applicable law, holders of Preferred Shares will vote together with Common Shareholders as a single class.

    The Fund's primary investment objective is high current income; the Fund's secondary investment objective is capital appreciation. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

    Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

       Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Interest rate swap transactions are marked to market daily based upon quotations from market makers. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument.

       Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

       Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

       Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

       Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures.

       Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital in the Statement of Changes in Net Assets. These recharacterizations are reflected in the accompanying financial statements.

C. DISTRIBUTIONS -- Dividends from net investment income (prior to any reclassification as a return of capital) are declared and paid to Common Shareholders monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date.

       Dividends from net investment income, distributions from capital gains and return of capital are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

       The Fund offers a Dividend Reinvestment Plan to allow dividends, including any capital gain dividends, on Common Shares to be automatically reinvested in additional Common Shares of the Fund. EquiServe, the Transfer Agent for the Common Shares of the Fund, will make the determination on the reinvestment of the dividend based on the market price per Common Share in comparison to the net asset value of the Fund. Generally, if on the fifth trading day preceding the payment date of the dividend, the market price per Common Share plus share brokerage commissions applicable to an open market purchase of Common Shares is below the net asset value per Common Share, the Transfer Agent will receive the dividend or distribution in cash. Under these circumstances, the Transfer Agent will purchase Common Shares in the open market. Otherwise the Fund will issue new Common Shares to fulfill dividend reinvestment obligations.

       Preferred Shares issued by the Fund pay dividends based on a determined rate, usually the rate set at the preceding auction, normally held every seven days. In most instances, dividends are payable every seven days, on the first business day following the last day of a dividend period.

       Under the Investment Company Act of 1940, the Fund is required to maintain, with respect to all outstanding senior equity securities of the Fund, including Preferred Shares, as of the last business day on any month in which any Preferred Shares are outstanding, asset coverage of at least 200%. Additionally, the Fund is required to meet more stringent asset coverage requirements under the terms of the Preferred Shares' offering documents and the Preferred Shares' rating agencies as described in the offering documents. Should these requirements not be met, or should dividends accrued on the Preferred Shares not be paid, the Fund may be restricted in its ability to declare dividends to Common Shareholders or will be subject to mandatory redemption of the Preferred Shares. At June 30, 2005, no such restrictions have been placed on the Fund.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- All expenses incurred by the Fund are included in the determination of the net assets attributable to Common Shares and do not impact the liquidation preference of Preferred Shares.

F. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

H. INTEREST RATE SWAP TRANSACTIONS -- The Fund may enter into interest rate swap transactions in order to reduce the risk that the cost of leveraging by the Fund will exceed the returns realized by the Fund on the leverage proceeds. The Fund uses interest rate swap transactions in connection with the sale of Preferred Shares. In an interest rate swap, the Fund agrees to pay to the other party to the swap (which is known as the "counterparty") a fixed rate payment, and the counterparty agrees to pay to the Fund a variable rate payment. The variable rate payment is intended to approximate all or a portion of the Fund's dividend payment obligation on Preferred Shares or interest payment obligation on any variable rate borrowings. The payment obligations are based on the notional amount of the swap. The Fund has segregated liquid securities in a separate account having a value at least equal to the Fund's net payment obligations under any swap transaction. Interest rate swap transactions are marked to market daily.

       Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

       The Fund records periodic payments made under interest rate agreements as a component of realized gain (loss) in the Statement of Operations.

I. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to substitute such collateral no later than the next business day.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Fund has entered into a master investment advisory agreement with AIM. Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.90% of the sum of the Fund's average daily net assets attributable to Common Shares, plus assets attributable to any Preferred Shares that may be outstanding, plus the principal amount of any Borrowings ("Managed Assets"), payable on a monthly basis. As of June 30, 2005, Managed Assets were $960,477,538.

    Under the terms of a master sub-advisory agreement between AIM and INVESCO Institutional (N.A.), Inc. ("INVESCO"), AIM pays INVESCO 50% of the advisory fee paid by the Fund to AIM, net of fee waivers and expense reimbursements.

    AIM has contractually agreed to waive a portion of its advisory fee as a percentage of average daily Managed Assets for the first seven years of the Fund's operations as follows:

WAIVER PERIOD                                                   FEE WAIVER
--------------------------------------------------------------------------
05/31/02-06/30/07                                                 0.30%
--------------------------------------------------------------------------
07/01/07-06/30/08                                                 0.20%
--------------------------------------------------------------------------
07/01/08-06/30/09                                                 0.10%
__________________________________________________________________________
==========================================================================


    Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds. AIM is also voluntarily waiving a portion of the advisory fee payable by the Fund equal to the difference between the income earned from investing in the affiliated money market fund and the hypothetical income earned from investing in an appropriate comparative benchmark. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

    For the six months ended June 30, 2005, AIM waived fees of $1,429,841.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. For the six months ended June 30, 2005, AMVESCAP's expense reimbursement was less than $100.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended June 30, 2005, AIM was paid $114,506.

    Certain officers and trustees of the Fund are officers and directors of AIM and/or AIM Investments, the parent corporation of AIM.

NOTE 3--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission ("SEC") and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended June 30, 2005.

                                                                         UNREALIZED
                 MARKET VALUE       PURCHASES          PROCEEDS         APPRECIATION     MARKET VALUE     DIVIDEND      REALIZED
FUND               12/31/04          AT COST          FROM SALES       (DEPRECIATION)      06/30/05        INCOME      GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
  Portfolio-
  Institutional
  Class           $2,872,828       $25,341,161       $(24,600,110)         $   --         $3,613,879       $35,467       $   --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
  Portfolio-
  Institutional
  Class            2,872,828        25,341,161        (24,600,110)             --          3,613,879        36,088           --
==================================================================================================================================
                  $5,745,656       $50,682,322       $(49,200,220)         $   --         $7,227,758       $71,555       $   --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee of the Fund who is not an "interested person" of the AIM Funds. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    In addition to the above, "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to the Senior Officer of the AIM Funds.

    During the six months ended June 30, 2005, the Fund paid legal fees of $3,798 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by JP Morgan Chase Bank. The Fund may borrow up to the lesser of (i) $225,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.09% on the unused balance of the committed line. During the six months ended June 30, 2005, the Fund did not borrow under the committed credit facility.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of December 31, 2004.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended June 30, 2005 was $79,547,630 and $76,510,668, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $214,701,376
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (313,288)
==============================================================================
Net unrealized appreciation of investment securities             $214,388,088
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $792,998,344.

NOTE 8--SHARE INFORMATION

For the year ended December 31, 2004 and the six months ended June 30, 2005, there were no changes in Common Shares outstanding.

    On March 11, 2002, AIM purchased one Common Share. On May 21, 2002, AIM purchased an additional 7,000 Common Shares. During the period May 31, 2002 (date investment operations commenced) through December 31, 2002, 39,900,000 Common Shares and 2,050 Preferred Shares of each Series M, W, R and F were issued. The Fund issued 4,317, 24,178 and 0 Common Shares for the reinvestment of dividends during the period May 31, 2002 to December 31, 2002 and for the years ended December 31, 2003 and 2004, respectively.

NOTE 9--DISTRIBUTIONS DECLARED

For July, 2005, a dividend of $0.103 per share was declared on June 30, 2005, payable on July 28, 2005, for fund shareholders of record on July 19, 2005.

    For August, 2005, a dividend of $0.103 per share was declared on June 30, 2005, payable on August 30, 2005, for fund shareholders of record on August 17, 2005.

NOTE 10--INTEREST RATE SWAP AGREEMENTS

The Fund has entered into interest rate swap agreements. Under the agreements, the Fund receives a floating rate of interest income and pays a fixed rate of interest on the notional values of the swaps to the agreement counterparty. At June 30, 2005, the Fund had open interest rate swap agreements as follows:

                                                                                  FLOATING RATE*                     UNREALIZED
                                                      NOTIONAL                     (RATE RESET      TERMINATION     APPRECIATION
                                                       AMOUNT       FIXED RATE       MONTHLY)          DATE        (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A                                        $40,000,000     3.5000%         2.8500%         09/19/07       $   367,515
---------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A                                         42,000,000     4.6325%         2.7160%         08/02/09        (1,025,611)
---------------------------------------------------------------------------------------------------------------------------------
Citibank, N.A                                         40,000,000     4.4500%         2.6900%         03/01/12          (806,018)
---------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Capital Services, Inc.                  30,000,000     3.6000%         2.8000%         09/12/07           213,558
=================================================================================================================================
                                                                                                                    $(1,250,556)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

* Based on 30 day London Interbank Offered Rate (LIBOR).

NOTE 11--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a common share of the Fund outstanding throughout the periods indicated.

                                                                                                                 MAY 31, 2002
                                                              SIX MONTHS            YEAR ENDED                 (DATE INVESTMENT
                                                                ENDED              DECEMBER 31,                   OPERATIONS
                                                               JUNE 30,        --------------------              COMMENCED) TO
                                                                 2005            2004        2003              DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------------------------------
Net asset value per common share, beginning of period          $  20.02        $  17.83    $  12.83                $  14.33
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                            0.40            0.85        0.95(a)                 0.49(a)
--------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.36            3.16        5.33                   (1.35)
================================================================================================================================
    Total from investment operations                               0.76            4.01        6.28                   (0.86)
================================================================================================================================
Less distributions to auction rate preferred shareholders
  from net investment income(b)                                   (0.07)          (0.08)      (0.06)                  (0.04)
================================================================================================================================
    Total from investment operations attributable to common
      shares                                                       0.69            3.93        6.22                   (0.90)
================================================================================================================================
Less offering costs charged to paid-in capital on common
  shares:
  Offering costs on common shares                                    --              --          --                   (0.03)
--------------------------------------------------------------------------------------------------------------------------------
  Offering costs on auction rate preferred shares                    --              --       (0.00)                  (0.07)
--------------------------------------------------------------------------------------------------------------------------------
  Dilutive effect of common share offering                           --              --       (0.00)                  (0.00)
================================================================================================================================
    Total offering costs charged to paid-in capital                  --              --       (0.00)                  (0.10)
================================================================================================================================
Less distributions to common shareholders:
  Dividends from net investment income                            (0.62)          (1.24)      (0.79)                  (0.42)
--------------------------------------------------------------------------------------------------------------------------------
  Dividends from net realized gains                                  --           (0.50)         --                      --
--------------------------------------------------------------------------------------------------------------------------------
  Return of capital                                                  --              --       (0.43)                  (0.08)
================================================================================================================================
    Total distributions to common shareholders                    (0.62)          (1.74)      (1.22)                  (0.50)
================================================================================================================================
Net asset value per common share, end of period                $  20.09        $  20.02    $  17.83                $  12.83
________________________________________________________________________________________________________________________________
================================================================================================================================
Market value per common share, end of period                   $  17.02        $  17.50    $  16.59                $  12.30
________________________________________________________________________________________________________________________________
================================================================================================================================
Net asset value total return(c)(d)                                 4.22%          24.43%      51.41%                  (6.90)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Market value return(c)(d)                                          1.01%          16.89%      46.95%                 (14.73)%
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratios/supplemental data:
Net assets attributable to common shares, end of period
  (000s omitted)                                               $802,220        $799,358    $712,069                $511,940
________________________________________________________________________________________________________________________________
================================================================================================================================
Ratio of expenses to average net assets attributable to
  common shares:
  With fee waivers and/or expense reimbursements(e)                0.94%(f)        0.93%       1.00%(a)                1.02%(a)(g)
--------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements(e)             1.33%(f)        1.32%       1.41%(a)                1.43%(a)(g)
================================================================================================================================
Ratio of net investment income to average net assets
  attributable to common shares(e)                                 4.26%(f)        4.64%       6.46%(a)                6.28%(a)(g)
================================================================================================================================
Ratio of distributions to auction rate preferred
  shareholders to average net assets attributable to common
  shares                                                           0.77%(f)        0.42%       0.43%                   0.50%(g)
________________________________________________________________________________________________________________________________
================================================================================================================================
Portfolio turnover rate(c)                                            8%             19%         37%                     35%
________________________________________________________________________________________________________________________________
================================================================================================================================
Auction rate preferred shares:
  Liquidation value, end of period (000s omitted)              $205,000        $205,000    $205,000                $205,000
================================================================================================================================
  Total shares outstanding                                        8,200           8,200       8,200                   8,200
================================================================================================================================
  Asset coverage per share                                     $122,832        $122,483    $111,838                $ 87,432
================================================================================================================================
  Liquidation and market value per share                       $ 25,000        $ 25,000    $ 25,000                $ 25,000
________________________________________________________________________________________________________________________________
================================================================================================================================

(a) As a result of changes in accounting principles generally accepted in the United States of America, the Fund reclassified periodic payments made under interest rate swap agreements, previously included within interest expense as a component of realized gain (loss) in the Statement of Operations. The effect of this reclassification was to increase the net investment income ratio by 0.67%, decrease the expense ratio by 0.67% and increase net investment income per share by $0.10 for the year ended December 31, 2003. For consistency, similar reclassifications have been made to prior year amounts, resulting in an increase to the net investment income ratio of 0.38%, a decrease to the expense ratio of 0.38% and an increase to net investment income per share of $0.03 for the period May 31, 2002 (date investment operations commenced) through December 31, 2002.
(b)  Based on average number of common shares outstanding.
(c)  Not annualized for periods less than one year.
(d) Net asset value return includes adjustments in accordance with accounting principles generally accepted in the United States of America and measures the changes in common shares' value over the period indicated, taking into account dividends as reinvested. Market value return is computed based upon the New York Stock Exchange market price of the Fund's common shares and excludes the effects of brokerage commissions. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(e) Ratios do not reflect the effect of dividend payments to auction rate preferred shareholders; income ratios reflect income earned on investments made with assets attributable to auction rate preferred shares.
(f) Ratios are annualized and based on average daily net assets attributable to common shares of $755,477,538.
(g)  Annualized.

NOTE 12--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.

SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING

On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) is being created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI agreed to create a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. As the methodology is unknown at the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.

REGULATORY INQUIRIES AND PENDING LITIGATION

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. IFG, AIM and ADI are providing full cooperation with respect to these inquiries. As described more fully below, the AIM Funds, IFG, AIM, ADI and/or related entities and individuals are defendants in numerous civil lawsuits related to one or more of these issues. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    On April 12, 2005, the Attorney General of the State of West Virginia ("WVAG") filed a civil lawsuit against AIM, IFG and ADI, as well as numerous unrelated mutual fund complexes and financial institutions. None of the AIM Funds has been named as a defendant in this lawsuit. The WVAG complaint, filed in the Circuit Court of Marshall County, West Virginia [Civil Action No. 05-C-81], alleges, in substance, that AIM, IFG and ADI engaged in unfair competition and/or unfair or deceptive trade practices by failing to disclose in the prospectuses for the AIM Funds, including those formerly advised by IFG, that they had entered into certain arrangements permitting market timing of such Funds. As a result of the foregoing, the WVAG alleges violations of W. Va. Code sec. 46A-1-101, et seq. (the West Virginia Consumer Credit and Protection Act). The WVAG complaint is seeking, among other things, injunctive relief, civil monetary penalties and a writ of quo warranto against the defendants. If AIM is unsuccessful in its defense of the WVAG lawsuit, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Such results could affect the ability of AIM or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including the Fund. The Fund has been informed by AIM that, if these results occur, AIM will seek exemptive relief from the SEC to permit it to continue to serve as the Fund's investment advisor. There is no assurance that such exemptive relief will be granted. On July 7, 2005, the Supreme Court of West Virginia ruled in the context of a separate lawsuit that the WVAG does not have authority pursuant to W. Va. Code Section 46A-6-104 of the West Virginia Consumer Credit and Protection Act to bring an action based upon conduct that is ancillary to the purchase or sale of securities. AIM intends to seek dismissal of the WVAG's lawsuit against it, IFG and ADI in light of this ruling.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans;

    - that the defendants breached their fiduciary duties by charging distribution fees while AIM Funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same AIM Fund were not charged the same distribution fees;

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions; and

    - that the defendants breached their fiduciary duties by failing to ensure that the AIM Funds participated in class action settlements in which they were eligible to participate.

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Regulatory Inquiries and Pending Litigation described above may have on AIM, ADI or the Fund.

* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
* * * * * *

As a result of the matters discussed above, investors in the AIM Funds might react by redeeming their investments. This might require the AIM Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AIM Funds.

                                                  SELECT REAL ESTATE INCOME FUND

PROXY RESULTS (UNAUDITED)

An Annual Meeting of Shareholders of AIM Select Real Estate Income Fund, a Delaware statutory trust, was held on May 9, 2005. The meeting was held for the following purposes:

Common Shares and Preferred Shares

(1) Election of Trustees. Nominees: Albert R. Dowden, Robert H. Graham, Gerald
    J. Lewis and Mark H. Williamson

(2) *Ratification of the Audit Committee's appointment of PricewaterhouseCoopers LLP as Independent Auditors.

Preferred Shares

(1) Election of Trustee. Nominee: Carl Frischling

(2) *Ratification of the Audit Committee's appointment of PricewaterhouseCoopers LLP as Independent Auditors.

  The results of voting on the above matters were as follows:

                                                                                                       WITHHELD/
     TRUSTEES/MATTER (COMMON SHARES AND PREFERRED SHARES)          VOTES FOR       VOTES AGAINST      ABSTENTIONS
-----------------------------------------------------------------------------------------------------------------
(1)  Albert R. Dowden............................................  36,240,299             N/A           345,622
     Robert H. Graham............................................  36,267,820             N/A           318,101
     Gerald J. Lewis.............................................  36,215,231             N/A           370,690
     Mark H. Williamson..........................................  36,236,235             N/A           349,686

                                                                                                       WITHHELD/
     TRUSTEES/MATTER (PREFERRED SHARES)                            VOTES FOR       VOTES AGAINST      ABSTENTIONS
-----------------------------------------------------------------------------------------------------------------
(1)  Carl Frischling.............................................       5,842             N/A                 0

(2)  *Ratification of the Audit Committee's selection of           36,310,301         152,728           122,892
     PricewaterhouseCoopers LLP as Independent Auditors..........

 * Proposal required approval by a combined vote of Common and Preferred Shares.

OTHER INFORMATION

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Robert H. Graham                              11 Greenway Plaza
Frank S. Bayley                   President                                     Suite 100
James T. Bunch                                                                  Houston, TX 77046-1173
Bruce L. Crockett                 Mark H. Williamson
Chair                             Executive Vice President                      INVESTMENT ADVISOR
Albert R. Dowden                                                                A I M Advisors, Inc.
Edward K. Dunn Jr.                Lisa O. Brinkley                              11 Greenway Plaza
Jack M. Fields                    Senior Vice President and Chief Compliance    Suite 100
Carl Frischling                   Officer                                       Houston, TX 77046-1173
Robert H. Graham
Gerald J. Lewis                   Russell C. Burk                               SUB-ADVISOR
Prema Mathai-Davis                Senior Vice President (Senior Officer)        INVESCO Institutional (N.A.), Inc.,
Lewis F. Pennock                                                                INVESCO Realty Advisors division
Ruth H. Quigley                   Kevin M. Carome                               Three Galleria Tower
Larry Soll                        Senior Vice President, Secretary and Chief    Suite 500
Mark H. Williamson                Legal Officer                                 13155 Noel Road
                                                                                Dallas, TX 75240-5042
                                  Sidney M. Dilgren
                                  Vice President and Treasurer                  TRANSFER AGENT (PREFERRED SHARES)
                                                                                Deutsche Bank Trust
                                                                                Company Americas
                                  Robert G. Alley                               100 Plaza One
                                  Vice President                                Jersey City, NJ 07311-3901
                                                                                TRANSFER AGENT (COMMON SHARES)
                                  J. Philip Ferguson                            EquiServe Trust Company, N.A.
                                  Vice President                                and EquiServe, Inc.
                                                                                P.O. Box 43010
                                  Karen Dunn Kelley                             Providence, RI 02940-0310
                                  Vice President
                                                                                CUSTODIAN
                                                                                State Street Bank and Trust Company
                                                                                225 Franklin Street
                                                                                Boston, MA 02110-2801

                                                                                COUNSEL TO THE FUND
                                                                                Ballard Spahr
                                                                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
                                                                                Philadelphia, PA 19103-7599

                                                                                COUNSEL TO THE INDEPENDENT TRUSTEES
                                                                                Kramer, Levin, Naftalis & Frankel LLP
                                                                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714

AIMinvestments.com             SREI-SAR-1                A I M Distributors,Inc.


                    [YOUR GOALS. OUR SOLUTIONS.]--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash            [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management            --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

            There were no amendments to the Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

            Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

            Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

            None.

ITEM 11. CONTROLS AND PROCEDURES.

 (a) As of June 21, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 21, 2005, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

 (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

 12(a)(1)   Not applicable.

 12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

 12(a)(3)   Not applicable.

 12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Select Real Estate Income Fund

By:   /s/ Robert H. Graham
      -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 2, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Robert H. Graham
      -------------------------------
      Robert H. Graham
      Principal Executive Officer

Date: September 2, 2005


By:   /s/ Sidney M. Dilgren
      -------------------------------
      Sidney M. Dilgren
      Principal Financial Officer

Date: September 2, 2005

                                  EXHIBIT INDEX

12(a)(1)  Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)  Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.